                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    August 8, 2001
    __________________           _______________  _________________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:











































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $311,926
                                              [thousands]

List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


































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
                                                   Form 13F INFORMATION TABLE
                                               Cardinal Capital Management, L.L.C.
                                                          June 30, 2001
  COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8

                                                MARKET    SHRS
                      TITLE                     VALUE     OR       SH/ PUT   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS      CUSIP       (X1000)   PRN AMT  PRN CALL  DISCRETION     MGRS    SOLE    SHARED    NONE
--------------        --------      -----       -------   ------   --------  ----------     ----    ----------------------
Alpharma Inc.         Common Stock  020813101     8,270   303,500   SH        Sole          None    118,700            184,800
Arizona Land Income   Common Stock  040515108       477    97,350   SH        Sole          None     28,900             68,450
Avaya Inc.            Common Stock  053499109     3,604   263,100   SH        Sole          None     97,861            165,239
Belden, Inc.          Common Stock  077459105     2,972   111,100   SH        Sole          None     42,500             68,600
Callaway Golf Co.     Common Stock  131193104     1,705   107,900   SH        Sole          None     40,200             67,700
Caremark Rx Inc.      Common Stock  141705103     8,921   542,300   SH        Sole          None    196,200            346,100
Chemed Corp           Common Stock  163596109     6,563   181,600   SH        Sole          None     67,250            114,350
Citizens Banking
  Corp.               Common Stock  174420109     1,805    61,700   SH        Sole          None     23,800             37,900
Columbian Rope Co.    Common Stock  198684102       798     6,940   SH        Sole          None                         6,940
Constellation Brands  Common Stock  21036P108    11,760   286,820   SH        Sole          None    104,120            182,700
Covanta Energy Corp.  Common Stock  22281N103    10,066   545,264   SH        Sole          None    197,500            347,764
Crown City
  Plating Co          Common Stock  228237103       359    35,500   SH        Sole          None                        35,500
Del Monte Foods       Common Stock  24522P103     7,648   912,700   SH        Sole          None    305,900            606,800
Delta & Pine Land Co. Common Stock  247357106     8,699   442,700   SH        Sole          None    163,900            278,800
EDO Corp.             Common Stock  281347104     3,005   188,400   SH        Sole          None     74,700            113,700
El Paso Electric      Common Stock  283677854    12,675   792,700   SH        Sole          None    301,200            491,500
Electro Rent Corp.    Common Stock  285218103     3,993   244,800   SH        Sole          None     88,300            156,500
FMC Corp.             Common Stock  302491303     8,148   118,850   SH        Sole          None     45,850             73,000
FMC Technologies Inc. Common Stock  30249U101     1,602    77,600   SH        Sole          None     28,400             49,200
First City Liq Trust
  Cert                Common Stock  33762E108     6,740   464,847   SH        Sole          None    170,242            294,605
Furniture Brands
  Intl                Common Stock  360921100     6,378   227,800   SH        Sole          None     84,700            143,100
GP Strategies         Common Stock  36225V104     5,323 1,109,000   SH        Sole          None    491,200            617,800
Gables Residential    Common Stock  362418105     3,660   122,200   SH        Sole          None     37,300             84,900
Galileo Int'l Inc.    Common Stock  363547100     5,022   154,511   SH        Sole          None     58,111             96,400
Handleman Co.         Common Stock  410252100     4,283   255,700   SH        Sole          None     94,900            160,800
Heidrich & Struggles  Common Stock  422819102     6,461   317,800   SH        Sole          None    114,000            203,800
Hollinger Int'l       Common Stock  435569108     8,112   590,000   SH        Sole          None    214,700            375,300
Hudson United
  Bancorp             Common Stock  444165104     1,550    60,800   SH        Sole          None     23,700             37,100
Ikon Office
  Solutions           Common Stock  451713101     4,510   460,200   SH        Sole          None    169,800            290,400
Intertan Inc.         Common Stock  461120107     9,023   644,500   SH        Sole          None    239,400            405,100
Jack in the Box       Common Stock  466367109    12,503   479,060   SH        Sole          None    170,660            308,400
KB Home               Common Stock  48666K109     7,524   249,400   SH        Sole          None     92,100            157,300
Korn Ferry Intl.      Common Stock  500643200     1,931   124,600   SH        Sole          None     48,400             76,200


                                4



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Lancaster Colony
  Corp.               Common Stock  513847103    10,240   310,500   SH        Sole          None    110,200            200,300
Lone Star Steakhouse  Common Stock  542307103     3,246   249,905   SH        Sole          None     92,405            157,500
MONY Group Inc.       Common Stock  615337102     4,081   101,700   SH        Sole          None     34,000             67,700
Macerich Co.          Common Stock  554382101     4,057   163,600   SH        Sole          None     57,300            106,300
Nova Corp. Georgia    Common Stock  669784100     7,042   223,900   SH        Sole          None     98,400            125,500
Oxford Health Plans   Common Stock  691471106    14,201   496,550   SH        Sole          None    178,150            318,400
Pittston Brink's Grp. Common Stock  725701106     5,896   264,500   SH        Sole          None     97,600            166,900
Playtex               Common Stock  72813P100     9,654   902,200   SH        Sole          None    305,700            596,500
Pure Resources Inc.   Common Stock  74622E102     3,591   199,500   SH        Sole          None     74,300            125,200
Sky Financial Group   Common Stock  83080p103     1,460    77,100   SH        Sole          None     28,000             49,100
Speedway Motorsports  Common Stock  847788106    12,137   481,450   SH        Sole          None    174,750            306,700
Spherion Corp.        Common Stock  848420105     3,070   343,000   SH        Sole          None    121,600            221,400
Station Casinos Inc.  Common Stock  857689103     5,152   322,000   SH        Sole          None    109,700            212,300
Suiza Foods           Common Stock  865077101     8,961   168,750   SH        Sole          None     58,350            110,400
Sunoco, Inc.          Common Stock  86764P109     6,549   178,800   SH        Sole          None     63,700            115,100
Taubman Centers Inc.  Common Stock  876664103     3,840   274,300   SH        Sole          None     94,300            180,000
Trizec Hahn Corp.     Common Stock  896938107     7,483   411,400   SH        Sole          None    148,600            262,800
Unisource Energy      Common Stock  909205106       613    26,700   SH        Sole          None                        26,700
Viad Corp.            Common Stock  92552R109    12,635   478,600   SH        Sole          None    174,500            304,100
Wellsford Real Prpts. Common Stock  950240200     1,923    99,400   SH        Sole          None     29,900             69,500
                                                311,926






























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